TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Trading and other financial assets at fair value through profit or loss		£ 162,878	£ 151,174
Available-for-sale financial assets		42,098	56,524
Loans and receivables:
Loans and advances to customers		472,498	457,958
Repurchase agreement & stock lending [Member] | Carrying value of transferred assets [Member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Trading and other financial assets at fair value through profit or loss		9,946	10,256
Available-for-sale financial assets		19,359	24,681
Loans and receivables:
Loans and advances to customers			583
Repurchase agreement & stock lending [Member] | Carrying value of associated liabilities [Member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Trading and other financial assets at fair value through profit or loss		3,257	3,380
Available-for-sale financial assets		16,753	21,809
Securitisation programme [Member] | Carrying value of transferred assets [Member]
Loans and receivables:
Loans and advances to customers	[1]	35,475	52,184
Securitisation programme [Member] | Carrying value of associated liabilities [Member]
Loans and receivables:
Loans and advances to customers	[1]	£ 3,660	£ 7,253

[1]	The carrying value of associated liabilities excludes securitisation notes held by the Group of 21,582 million (31 December 2016: 26,435 million).